Warrant Liability - Reconciliation of Fair Values (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Fair value at beginning	$ 20,128	$ 0
Change in fair value of warrant liabilities	(5,575)	(27,811)
Fair value at ending	17,971	20,128
Tradeable Warrants | Level 1
Disclosure of financial liabilities [line items]
Fair value at beginning	5,865	0
Change in fair value of warrant liabilities	(1,294)	(12,506)
Fair value at ending	4,571	5,865
Non-Tradeable Warrants | Level 2
Disclosure of financial liabilities [line items]
Fair value at beginning	4,035	0
Change in fair value of warrant liabilities	(890)	(8,603)
Fair value at ending	3,145	4,035
Non-Tradeable Warrants | Level 3
Disclosure of financial liabilities [line items]
Fair value at beginning	10,228	0
Change in fair value of warrant liabilities	(3,391)	(6,702)
Fair value at ending	10,255	10,228
Alkuri Warrants
Disclosure of financial liabilities [line items]
Fair value of warrants upon issuance		31,009
Alkuri Warrants | Tradeable Warrants | Level 1
Disclosure of financial liabilities [line items]
Fair value of warrants upon issuance		18,371
Alkuri Warrants | Non-Tradeable Warrants | Level 2
Disclosure of financial liabilities [line items]
Fair value of warrants upon issuance		12,638
AlbaCore Warrants
Disclosure of financial liabilities [line items]
Fair value of warrants upon issuance	3,418	16,930
AlbaCore Warrants | Non-Tradeable Warrants | Level 3
Disclosure of financial liabilities [line items]
Fair value of warrants upon issuance	$ 3,418	$ 16,930